PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks
Aerospace & Defense 2.3%
General Electric Co.	30,500	$6,208,885
L3Harris Technologies, Inc.	25,400	5,385,054
Lockheed Martin Corp.	8,300	3,842,485
Northrop Grumman Corp.	12,300	5,993,421
RTX Corp.	4,800	618,960
		22,048,805
Air Freight & Logistics 0.8%
FedEx Corp.	7,400	1,960,038
United Parcel Service, Inc. (Class B Stock)	50,600	5,780,038
		7,740,076
Automobiles 3.1%
Ford Motor Co.	203,100	2,047,248
General Motors Co.	116,000	5,737,360
Tesla, Inc.*	52,600	21,281,960
		29,066,568
Banks 2.8%
Bank of America Corp.	48,600	2,250,180
Citigroup, Inc.	16,400	1,335,452
JPMorgan Chase & Co.	51,781	13,841,061
M&T Bank Corp.	1,400	281,736
Truist Financial Corp.	127,300	6,062,026
U.S. Bancorp	55,800	2,666,124
		26,436,579
Beverages 0.6%
Coca-Cola Co. (The)	93,200	5,916,336
Biotechnology 1.5%
AbbVie, Inc.	18,051	3,319,579
Amgen, Inc.	12,600	3,596,292
Biogen, Inc.*	21,800	3,137,674
Gilead Sciences, Inc.	18,800	1,827,360
Travere Therapeutics, Inc.*	96,800	1,980,528
		13,861,433

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 4.9%
Amazon.com, Inc.*	192,340	$45,715,371
Building Products 0.4%
Resideo Technologies, Inc.*	153,600	3,459,072
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	63,900	5,490,927
BGC Group, Inc. (Class A Stock)	67,700	645,858
Charles Schwab Corp. (The)	37,800	3,126,816
Goldman Sachs Group, Inc. (The)	2,100	1,344,840
Houlihan Lokey, Inc.	17,100	3,107,412
Intercontinental Exchange, Inc.	25,900	4,139,597
Janus Henderson Group PLC	37,900	1,702,847
Morgan Stanley	19,400	2,685,542
MSCI, Inc.	6,600	3,938,682
Nasdaq, Inc.	7,800	642,252
Raymond James Financial, Inc.	7,100	1,196,208
S&P Global, Inc.	14,100	7,351,881
State Street Corp.	18,400	1,869,808
		37,242,670
Chemicals 0.7%
DuPont de Nemours, Inc.	59,800	4,592,640
Ecolab, Inc.	7,100	1,776,349
		6,368,989
Commercial Services & Supplies 0.1%
Veralto Corp.	14,100	1,457,799
Communications Equipment 1.5%
Arista Networks, Inc.*	40,100	4,620,723
Cisco Systems, Inc.	152,482	9,240,409
		13,861,132
Construction Materials 0.5%
CRH PLC	50,000	4,951,500
Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	10,800	10,582,704

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
United Natural Foods, Inc.*	116,500	$3,464,710
Walmart, Inc.	92,100	9,040,536
		23,087,950
Diversified Consumer Services 0.3%
Frontdoor, Inc.*	46,600	2,790,408
Diversified Telecommunication Services 0.9%
AT&T, Inc.	126,335	2,997,930
Verizon Communications, Inc.	148,200	5,837,598
		8,835,528
Electric Utilities 0.8%
American Electric Power Co., Inc.	9,400	924,584
NRG Energy, Inc.	50,900	5,214,196
Portland General Electric Co.	23,400	962,676
		7,101,456
Electrical Equipment 1.1%
Acuity Brands, Inc.	4,100	1,362,799
Eaton Corp. PLC	8,800	2,872,672
Emerson Electric Co.	48,100	6,250,595
		10,486,066
Electronic Equipment, Instruments & Components 0.1%
Zebra Technologies Corp. (Class A Stock)*	3,700	1,450,178
Entertainment 1.5%
Netflix, Inc.*	7,900	7,716,404
Walt Disney Co. (The)	59,900	6,772,294
		14,488,698
Financial Services 4.6%
Berkshire Hathaway, Inc. (Class B Stock)*	23,074	10,814,092
Fidelity National Information Services, Inc.	67,000	5,458,490
Fiserv, Inc.*	6,500	1,404,260
Mastercard, Inc. (Class A Stock)	18,100	10,053,283

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
PayPal Holdings, Inc.*	69,800	$6,182,884
Visa, Inc. (Class A Stock)	28,125	9,613,125
		43,526,134
Food Products 0.9%
General Mills, Inc.	49,800	2,994,972
Hain Celestial Group, Inc. (The)*	81,100	410,366
Ingredion, Inc.	34,200	4,666,248
Mondelez International, Inc. (Class A Stock)	6,200	359,538
		8,431,124
Gas Utilities 0.1%
New Jersey Resources Corp.	21,000	1,006,950
Ground Transportation 1.4%
Norfolk Southern Corp.	6,600	1,684,980
Uber Technologies, Inc.*	112,000	7,487,200
Union Pacific Corp.	16,700	4,138,093
		13,310,273
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	52,900	6,767,497
Boston Scientific Corp.*	16,000	1,637,760
Intuitive Surgical, Inc.*	12,700	7,262,876
Medtronic PLC	77,600	7,047,632
STERIS PLC	2,200	485,430
		23,201,195
Health Care Providers & Services 1.6%
Centene Corp.*	91,200	5,839,536
Cigna Group (The)	12,000	3,530,520
McKesson Corp.	2,100	1,248,975
Quest Diagnostics, Inc.	2,900	472,990
UnitedHealth Group, Inc.	7,700	4,177,173
		15,269,194
Health Care REITs 0.1%
Ventas, Inc.	9,300	561,906

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 1.2%
Bloomin’ Brands, Inc.	25,000	$314,000
Booking Holdings, Inc.	1,410	6,679,960
Chipotle Mexican Grill, Inc.*	43,000	2,509,050
Darden Restaurants, Inc.	8,300	1,620,492
		11,123,502
Household Products 0.7%
Colgate-Palmolive Co.	51,400	4,456,380
Procter & Gamble Co. (The)	14,686	2,437,729
		6,894,109
Industrial Conglomerates 0.9%
3M Co.	55,900	8,507,980
Industrial REITs 0.3%
Prologis, Inc.	22,700	2,706,975
Insurance 1.7%
Allstate Corp. (The)	27,400	5,269,842
First American Financial Corp.	25,400	1,605,788
Genworth Financial, Inc. (Class A Stock)*	530,800	3,837,684
Kemper Corp.	6,600	443,388
Progressive Corp. (The)	10,500	2,587,620
Root, Inc. (Class A Stock)*	6,000	585,000
Travelers Cos., Inc. (The)	5,600	1,373,008
		15,702,330
Interactive Media & Services 7.9%
Alphabet, Inc. (Class A Stock)	120,780	24,641,536
Alphabet, Inc. (Class C Stock)	100,660	20,695,696
Meta Platforms, Inc. (Class A Stock)	41,180	28,380,432
		73,717,664
IT Services 1.0%
Cognizant Technology Solutions Corp. (Class A Stock)	69,000	5,700,090
International Business Machines Corp.	1,230	314,511
Snowflake, Inc. (Class A Stock)*	16,600	3,013,066
		9,027,667

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 1.6%
Danaher Corp.	24,100	$5,368,034
Thermo Fisher Scientific, Inc.	15,814	9,452,818
		14,820,852
Machinery 0.9%
Allison Transmission Holdings, Inc.	22,500	2,644,650
Flowserve Corp.	52,800	3,306,336
Mueller Water Products, Inc. (Class A Stock)	18,400	423,200
Parker-Hannifin Corp.	400	282,820
Tennant Co.	21,900	1,872,888
		8,529,894
Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc.	64,800	680,400
Multi-Utilities 1.1%
Avista Corp.	88,900	3,255,518
CMS Energy Corp.	55,600	3,669,600
DTE Energy Co.	28,000	3,356,640
		10,281,758
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	4,500	671,355
ConocoPhillips	30,100	2,974,783
Expand Energy Corp.	8,600	873,760
Exxon Mobil Corp.	80,800	8,631,864
Kinetik Holdings, Inc.	49,500	3,189,285
Phillips 66	10,700	1,261,209
Valero Energy Corp.	32,100	4,269,300
Williams Cos., Inc. (The)	51,300	2,843,559
		24,715,115
Passenger Airlines 0.9%
SkyWest, Inc.*	19,200	2,321,664
United Airlines Holdings, Inc.*	54,100	5,725,944
		8,047,608
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	23,500	1,385,325
Elanco Animal Health, Inc.*	86,200	1,036,986

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	15,900	$12,896,172
Johnson & Johnson	68,358	10,400,670
Merck & Co., Inc.	33,900	3,349,998
Pfizer, Inc.	267,900	7,104,708
		36,173,859
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.*	6,300	1,781,640
Residential REITs 0.1%
Equity Residential	19,000	1,341,970
Semiconductors & Semiconductor Equipment 10.1%
Applied Materials, Inc.	2,100	378,735
Broadcom, Inc.	82,400	18,232,648
Lam Research Corp.	68,200	5,527,610
Marvell Technology, Inc.	41,200	4,649,832
NVIDIA Corp.	465,600	55,904,592
QUALCOMM, Inc.	51,000	8,819,430
Synaptics, Inc.*	12,400	1,052,760
		94,565,607
Software 9.6%
Adobe, Inc.*	2,500	1,093,625
Autodesk, Inc.*	6,300	1,961,442
Fortinet, Inc.*	35,500	3,581,240
Intapp, Inc.*	73,600	5,246,944
Microsoft Corp.	125,984	52,290,919
Oracle Corp.	14,000	2,380,840
Salesforce, Inc.	31,200	10,661,040
ServiceNow, Inc.*	8,500	8,656,230
Teradata Corp.*	14,500	462,695
Verint Systems, Inc.*	116,600	2,959,308
Zoom Communications, Inc. (Class A Stock)*	9,600	834,624
		90,128,907
Specialized REITs 1.1%
Crown Castle, Inc.	49,600	4,428,288
Equinix, Inc.	300	274,098
Public Storage	18,500	5,521,880
		10,224,266

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 1.7%
Carvana Co.*	10,200	$2,524,296
Home Depot, Inc. (The)	13,900	5,726,522
Lowe’s Cos., Inc.	28,400	7,385,136
		15,635,954
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	301,180	71,078,480
Hewlett Packard Enterprise Co.	147,000	3,114,930
HP, Inc.	8,500	276,250
		74,469,660
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,400	425,664
G-III Apparel Group Ltd.*	70,500	2,201,010
		2,626,674
Tobacco 0.8%
Altria Group, Inc.	118,500	6,189,255
Philip Morris International, Inc.	13,000	1,692,600
		7,881,855
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	10,600	2,469,482

Total Long-Term Investments (cost $572,836,251)		923,729,118

Short-Term Investments 1.6%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $14,070,078)(wb)	14,070,078	14,070,078

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $914,983)	4.221%	03/20/25	920	$915,143

Total Short-Term Investments (cost $14,985,061)				14,985,221

TOTAL INVESTMENTS 100.1% (cost $587,821,312)				938,714,339
Liabilities in excess of other assets(z) (0.1)%				(1,042,193)

Net Assets 100.0%				$937,672,146

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
46	S&P 500 E-Mini Index	Mar. 2025	$13,954,675	$132,310
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).